Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Components of Fixed Assets

Fixed assets consist of:

	2013	2012

Cost
Land	$236	$238
Buildings	1,592	1,513
Machinery and equipment	11,510	11,047

	13,338	12,798
Accumulated depreciation
Buildings	(579)	(541)
Machinery and equipment	(7,318)	(6,984)

	$5,441	$5,273